Restricted Cash - Schedule of Reconciliation of Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash [Abstract]
Cash and cash equivalents	$ 155,245	$ 177,022
Restricted cash (included within other assets)	13,001	18,001
Total cash, cash equivalents and restricted cash	$ 168,246	$ 195,023	$ 137,943	$ 242,146